Significant accounting policies and significant accounting estimates and assessments (Policies)	12 Months Ended
Dec. 31, 2017
Significant accounting policies, and significant accounting estimates and assessments
Recognition and measurement

Recognition and measurement

        Income is recognized in the income statement when generated. Assets and liabilities are recognized in the statement of financial position when it is probable that any future economic benefit will flow to or from Zealand and the value can be reliably measured. On initial recognition, assets and liabilities are measured at cost.

        Subsequently, assets and liabilities are measured as described in the accounting policies in the respective notes to the financial statements.

Basis of consolidation

Basis of consolidation

        The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

        The Company reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Principles of consolidation

Principles of consolidation

        The consolidated financial statements are prepared on the basis of the financial statements of the parent company and the individual subsidiaries, which are based on uniform accounting policies and accounting periods in all Group entities. Consolidation of Group entities is performed after elimination of all intra-Group transactions, balances, income and expenses.

Foreign currency translation

Foreign currency translation

        Transactions denominated in foreign currencies are translated at the exchange rates on the transaction dates.

        Exchange differences arising between the rate on the transaction date and the rate on the payment day are recognized in the income statement as financial income or financial expenses.

        Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the balance sheet date are translated by applying the exchange rates at the balance sheet date. Differences arising between the rate at the balance sheet date and the rate at the date on which the receivable or payable arose are recognized in the income statement as financial income and financial expenses.

        Non-monetary assets purchased in foreign currencies are measured at the exchange rate on the transaction date.

Consolidated financial statements

Consolidated financial statements

Income statement

        The income statement is classified by function.

Segment reporting

        The Group is managed by a Corporate Management team reporting to the Chief Executive Officer. The Corporate Management team, including the Chief Executive Officer, represents the chief operating decision maker (CODM). No separate business areas or separate business units have been identified in connection with product candidates or geographical markets. Consequently, there is no segment reporting concerning business areas or geographical areas.

Statement of financial position

Financial assets

        Financial assets include receivables and cash. Financial assets can be divided into the following categories: loans and receivables, financial assets at fair value through the income statement, available-for-sale financial assets and held-to maturity investments. Financial assets are assigned to the different categories by Management on initial recognition, depending on the purpose for which the assets were acquired. All financial assets are recognized on their settlement date. All financial assets other than those classified at fair value through the income statement are initially recognized at fair value, plus transaction costs.

Statement of cash flows

        The cash flow statement is prepared in accordance with the indirect method on the basis of the net loss for the year. The statement shows the cash flows broken down into operating, investing and financing activities, cash and cash equivalents at the beginning and end of the year, and the impact of the calculated cash flows on cash and cash equivalents.

        Cash flows in foreign currencies are translated into Danish kroner at the exchange rate on the transaction date. In the cash flows from operating activities, net loss is adjusted for non-cash operating items and changes in working capital.

Cash flow from operating activities

        Cash flow from operating activities is presented indirectly and is calculated as the net loss adjusted for non-cash operating items, changes in net working capital, financial items paid and income tax benefits received.

Cash flow from investing activities

        Cash flow from investing activities includes cash flows from the purchase and sale of property, plant and equipment, investments and deposits, as well as transfers to and from restricted cash related to the royalty bond.

Cash flow from financing activities

        Cash flow from financing activities includes new equity, loan financing, sale of treasury shares and funds from private placements.

Cash and cash equivalents

        Cash and cash equivalents comprise cash and bank balances.

Significant accounting estimates and assessments

Significant accounting estimates and assessments

        In preparing the financial statements, Management makes a number of accounting estimates that form the basis for the presentation, recognition and measurement of our assets and liabilities.

        In applying our accounting policies, Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

        The estimates used are based on assumptions assessed to be reasonable by Management. However, estimates are inherently uncertain and unpredictable. The assumptions may be incomplete or inaccurate, and unexpected events or circumstances may occur. Furthermore, we are subject to risks and uncertainties that may result in deviations in actual results compared with estimates.

        No significant changes have been made to accounting estimates and assessments in 2017.

        The following are the most significant accounting estimates and assessments applied by Management in these financial statements:

Revenue recognition

Revenue recognition

        Revenue comprises the fair value of the consideration received and income derived from development services. Revenue is measured net of value added tax, duties, etc. collected on behalf of a third party and discounts. The revenue is recognized when it is probable that future economic benefits will flow to Zealand and these benefits can be measured reliably.

        Agreements with commercial partners generally include nonrefundable upfront license and collaboration fees, milestone payments—the receipt of which is dependent on the achievement of certain clinical, regulatory or commercial milestones—as well as royalties on product sales of licensed products, if and when such product sales occur. For agreements that include multiple elements, total contract consideration is attributed to separately identifiable components on a reliable basis that reasonably reflects the selling prices that might be expected to be achieved in standalone transactions, provided that each component has value to the partner on a standalone basis.

        The allocated consideration is recognized as revenue in accordance with the principles described above.

        Revenue comprises license payments, milestone payments and royalty income. License payments are recognized upon transfer of the associated licensing rights at the point at which the risks and rewards have been transferred. Milestone payments are related to the collaborative research agreements with commercial partners and are recognized in accordance with the agreements. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

        When the outcome of a transaction involving the rendering of services can be estimated reliably, revenue associated with the transaction is recognized with reference to the stage of completion of the transaction at the end of the reporting period. The outcome of a transaction can be estimated reliably when all of the following conditions are satisfied:

•	The amount of revenue can be measured reliably
•	It is probable that the economic benefits associated with the transaction will flow to the entity
•	The stage of completion of the transaction at the end of the reporting period can be measured reliably

        The income from agreements with multiple components where the individual components cannot be separated is recognized over the period of the agreement. In addition, recognition requires all material risks and benefits related to the use of our intellectual property included in the collaboration to be transferred to the collaboration partner.

        If not all the risks and benefits have been transferred, the transaction is recognized as deferred income until all components of the transaction have been completed.

Employee incentive programs

Employee incentive programs

        In accordance with IFRS 2 Share-based Payment, the fair value of the warrants classified as equity settled is measured at the grant date and recognized as an expense in the income statement when the final right to the warrant is obtained. Warrants are considered vested at the grant date, and the fair value is not remeasured subsequently. The fair value of each warrant granted during the year is calculated using the Black—Scholes pricing model. This requires the input of subjective assumptions such as:

•	The expected stock price volatility, which is based on the historical volatility of Zealand's share price
•	The risk-free interest rate, which is determined as the interest rate on Danish government bonds with a maturity of five years
•	The duration of the warrants, which is assumed to be until the end of the last exercise period

        The total costs of the warrants are recognized in the income statement at the grant date, adjusted for an expected attrition rate. The attrition rate is re-estimated at year-end based on the historical attrition rate. Warrant programs that terminate are adjusted based on the actual attrition rate at year-end.

        The value of services received as consideration for granted warrants is measured at the fair value of the warrant. The fair value is determined at the grant date and is recognized in the income statement as personnel expenses over the period in which the final right to the warrant is obtained. Warrants are considered vested at the grant date. The offsetting entry to this is recognized under equity. In respect of recognition of the warrants, an estimate is made of the number of warrants that the employees are expected to obtain rights to. Subsequently, an adjustment is made for changes in the estimate of the number of shares that the employees have obtained rights to, so the total recognition is based on the actual number of shares that the employees have obtained rights to. The fair value of the granted warrants is estimated using the Black--Scholes pricing model.

Royalty expenses	Royalty expenses comprise contractual amounts payable to third parties that are derived from the milestone payments and royalty income earned from the corresponding collaboration agreements.
Research, development and administrative expenses

Research and development expenses

        Research expenses comprise salaries, contributions to pension schemes and other expenses, including patent expenses, as well as depreciation and amortization directly attributable to the Group's research activities. Research expenses are recognized in the income statement as incurred.

        Development expenses comprise salaries, contributions to pension schemes and other expenses, including depreciation and amortization, directly attributable to the Group's development activities. Development expenses are recognized in the income statement as incurred.

        No indirect costs that are not directly attributable to research and development activities are included in the disclosure of research and development expenses recognized in the income statement. Overhead expenses have been allocated to research and development or administrative expenses based on the number of employees in each department, determined according to the respective employees' associated undertakings.

Accounting estimates and assessments related to research and development expenses

        A development project involves a single product candidate undergoing a large number of tests to demonstrate its safety profile and its effect on human beings, prior to obtaining the necessary final approval for the product from the appropriate authorities. The future economic benefits associated with the individual development projects are dependent on obtaining such approval. Considering the significant risk and duration of the development period for biological products, Management has concluded that whether the intangible asset will generate probable future economic benefits cannot be estimated with sufficient certainty until the project has been finalized and the necessary final regulatory approval of the product has been obtained. Accordingly, Zealand has not recognized such assets at this time, and all research and development expenses are therefore recognized in the income statement when incurred.

        Capitalization of development costs assumes that, in the Group's opinion, the development of the technology or the product has been completed, all necessary public registrations and marketing approvals have been received, and expenses can be reliably measured. Furthermore, it must be established that the technology or the product can be commercialized and that the future income from the product can cover not only the production, selling and administrative expenses but also development expenses. Zealand has not capitalized any development expenses in 2017, 2016 or 2015.

Administrative expenses

        Administrative expenses include expenses for administrative personnel, expenses related to company premises, operating leases, investor relations, etc. Overhead expenses have been allocated to research and development or administrative expenses according to the number of employees in each department, based on the respective employees' associated undertakings.

Other operating income

        Other operating income comprises research funding from business partners and government grants. Research funding is recognized in the period when the research activities have been performed, and government grants are recognized periodically when the work supported by the grant has been reported.

        Government grants are recognized when a final and firm right to the grant has been obtained. Government grants are included in Other operating income, as the grants are considered to be cost refunds.

Financial income

        Financial income is recognized in the income statement in the period in which it is earned.

        Financial income includes interest from trade receivables, as well as realized and unrealized exchange rate adjustments and fair value adjustments of securities.

Financial expenses

        Financial expenses are recognized in the income statement in the period in which they are incurred. Financial expenses include interest expenses, as well as realized and unrealized exchange rate adjustments and fair value adjustments. In addition, expenses related to the royalty bond are amortized over the expected duration of the bond and recognized as financial expenses. The royalty bond is described further in note 20.

Income tax benefit

        Income tax on results for the year, which comprises current tax and changes in deferred tax, is recognized in the income statement, whereas the portion attributable to entries in equity is recognized directly in equity.

        Current tax liabilities and current tax receivables are recognized in the statement of financial position as tax calculated on the taxable income for the year adjusted for tax on previous years' taxable income and taxes paid on account/prepaid.

        Deferred tax is measured according to the statement of financial position liability method in respect of temporary differences between the carrying amount and the tax base of assets and liabilities. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

        Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not be reversed in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interest are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to be reversed in the foreseeable future.

        The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

        This judgment is made on an ongoing basis and is based on recent historical losses carrying more weight than factors such as budgets and business plans for the coming years, including planned commercial initiatives. The creation and development of therapeutic products within the biotechnology and pharmaceutical industry is subject to considerable risks and uncertainties. Zealand has so far reported significant losses and, consequently, has unused tax losses. Management has concluded that deferred tax assets should not be recognized at December 31, 2017 or 2016. The tax assets are currently not deemed to meet the criteria for recognition, as Management has determined that it was not probable that future taxable profit would be available against which the deferred tax assets could be utilized.

        Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

        Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized, based on tax laws and rates that have been enacted or substantively enacted at the balance sheet date.

        Income tax receivables are recognized in accordance with the Danish tax credit scheme (Skattekreditordningen). Companies covered by the tax credit scheme may obtain payment of the tax base of losses originating from research and development expenses of up to DKK 25 million.

Basic and diluted loss per share

Basic loss per share

        Basic loss per share is calculated as the net result for the period that is allocated to the parent company's ordinary shares, divided by the weighted average number of ordinary shares outstanding.

Diluted loss per share

        Diluted loss per share is calculated as the net result for the period that is allocated to the parent company's ordinary shares, divided by the weighted average number of ordinary shares outstanding and adjusted by the dilutive effect of potential ordinary shares.

Property, plant and equipment

        Plant and machinery, other fixtures and fittings, tools and equipment and leasehold improvements are measured at cost less accumulated depreciation.

        Cost comprises acquisition price and costs directly related to acquisition until the time when the Group starts using the asset.

        The basis for depreciation is cost less estimated residual value at the end of the useful life. Assets are depreciated using the straight-line method over the expected useful lives of the assets. The depreciation periods are as follows:

•	Leasehold improvements 5 years
•	Plant and machinery 5 years
•	Other fixtures and fittings, tools and equipment 3-5 years

        Gains and losses arising from disposal of plant and equipment are stated as the difference between the selling price less the costs of disposal and the carrying amount of the asset at the time of the disposal. Gains and losses are recognized in the income statement under Research and development expenses and Administrative expenses.

        At the end of each reporting period, the Company reviews the carrying amount of property, plant and equipment as well as non-current asset investments to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). If it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. If a reasonable and consistent basis of allocation can be identified, assets are also allocated to cash-generating units, or allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

        The recoverable amount is the higher of fair value less costs of disposal and value in use. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

        Impairments are recognized in a separate line in the income statement. No impairments have been recognized for 2017, 2016 or 2015.

Other investments

        Other investments are measured on initial recognition at cost, corresponding to fair value, and subsequently at fair value. Changes in fair value are recognized in the income statement under financial items.

Trade receivables

        Trade receivables are recognized and derecognized on a settlement date basis. An allowance is recognized for trade receivables when objective evidence is received that the Group will not be able to collect all amounts due to it in accordance with the original terms of the receivables. The amount of the write-down is determined as the difference between the asset's carrying amount and the present value of estimated future cash flows.

Prepaid expenses

        Prepaid expenses comprise amounts paid in respect of goods or services to be received in subsequent financial periods. Prepayments are measured at cost and are tested for impairment at the balance sheet date.

Other receivables	Receivables are measured on initial recognition at fair value and subsequently at amortized cost, usually equal to the nominal value.
Securities	Securities are measured on initial recognition at cost, corresponding to fair value and subsequently at fair value. Changes in fair value are recognized in the income statement under financial items.
Cash and cash equivalents	Cash is measured on initial recognition at fair value and subsequently at amortized cost, usually equal to the nominal value.
Share capital

        Cost and selling prices of treasury shares and dividends are recognized directly in equity within retained earnings. Capital reductions through cancellation of treasury shares reduce the share capital by an amount equal to the cost price of the shares.

Royalty bond

        The royalty bond was initially measured at the time of borrowing at fair value less any transaction costs. In subsequent periods, the royalty bond has been measured at amortized cost corresponding to the capitalized value using the effective interest method. Consequently, the difference between the proceeds of the loan and the amount to be repaid is recognized as a financial expense in the income statement over the term of the loan.

Other liabilities

        Financial liabilities are recognized initially at fair value less transaction costs. In subsequent periods, financial liabilities are measured at amortized cost corresponding to the capitalized value using the effective interest method. Consequently, the difference between the proceeds and the nominal value is recognized in the income statement over the maturity period of the loan.

        Provisions are measured as the best estimate of the costs needed at the balance sheet date to settle obligations. Provisions also include contingent payments on the conclusion of agreements, contracts, etc.

Contingent liabilities and other contractual obligations

        Contingent liabilities are disclosed, unless the possibility of an outflow of resources embodying economic benefits is remote.

        Lease agreements are classified as either finance or operating leases based on the criteria in IAS 17 Leases. Lease payments under operating leases and other rental agreements are recognized in the income statement over the term of the agreements. The Group has not entered into any finance leases.